HODGES SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.3%
	AEROSPACE & DEFENSE - 2.4%
35,000	AAR Corporation(a)	$ 5,002,550

	APPAREL & TEXTILE PRODUCTS - 2.1%
122,811	On Holding A.G.(a)	4,349,966

	BANKING - 7.8%
300,000	Banc of California, Inc.	6,129,000
80,000	Bank OZK	4,167,200
55,000	Texas Capital Bancshares, Inc.	5,679,300
		15,975,500
	BIOTECHNOLOGY & PHARMACEUTICALS - 4.4%
52,000	Halozyme Therapeutics, Inc.(a)	4,070,040
16,000	Ligand Pharmaceuticals, Inc.(a)	5,057,440
		9,127,480
	COMMERCIAL SUPPORT SERVICES - 2.6%
185,000	GEO Group, Inc. (The)(a)	5,466,750

	CONSTRUCTION MATERIALS - 3.3%
30,000	Eagle Materials, Inc.	6,750,000

	ELECTRICAL EQUIPMENT - 1.9%
8,500	Belden, Inc.	1,019,235
10,000	Powell Industries, Inc.	2,863,600
		3,882,835
	ENGINEERING & CONSTRUCTION - 4.0%
28,000	Arcosa, Inc.	4,068,120
50,000	Tutor Perini Corporation	4,148,500
		8,216,620
	HOME & OFFICE PRODUCTS - 2.2%
30,000	SharkNinja, Inc.(a)	4,568,100

	HOME CONSTRUCTION - 2.1%
54,200	Green Brick Partners, Inc.(a)	4,338,168

HODGES SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	HOUSEHOLD PRODUCTS - 1.8%
50,000	elf Beauty, Inc.(a)	$ 3,700,000

	INSURANCE - 2.2%
21,000	Hanover Insurance Group, Inc. (The)	4,496,520

	LEISURE FACILITIES & SERVICES - 5.1%
120,000	Cinemark Holdings, Inc.	3,807,600
250,000	First Watch Restaurant Group, Inc.(a)	3,222,500
17,500	Texas Roadhouse, Inc.	3,381,525
		10,411,625
	LEISURE PRODUCTS - 1.4%
58,000	YETI Holdings, Inc.(a)	2,874,480

	MACHINERY - 3.1%
30,000	AGCO Corporation	3,591,000
30,000	CECO Environmental Corporation(a)	2,722,200
		6,313,200
	MEDICAL EQUIPMENT & DEVICES - 0.7%
53,000	BioLife Solutions, Inc.(a)	1,496,720

	OIL & GAS PRODUCERS - 6.3%
140,000	Matador Resources Company	6,969,200
13,500	Texas Pacific Land Corporation	5,908,140
		12,877,340
	RENEWABLE ENERGY - 1.4%
12,000	EnerSys	2,805,840

	RETAIL - CONSUMER STAPLES - 1.6%
80,000	BBB Foods, Inc.(a)	3,333,600

	RETAIL - DISCRETIONARY - 3.2%
93,000	Academy Sports & Outdoors, Inc.	4,383,090
100,000	Ethan Allen Interiors, Inc.	2,234,000
		6,617,090

HODGES SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	SEMICONDUCTORS - 8.6%
35,200	IPG Photonics Corporation(a)	$ 4,129,664
48,000	MaxLinear, Inc., Class A(a)	6,145,440
20,000	Semtech Corporation(a)	3,237,000
16,000	Tower Semiconductor Ltd.(a)	4,170,240
		17,682,344
	SOFTWARE - 9.7%
160,000	Alkami Technology, Inc.(a)	2,899,200
100,000	Clear Secure, Inc., Class A	5,573,000
40,000	DigitalOcean Holdings, Inc.(a)	6,281,200
350,000	SailPoint, Inc.(a)	5,124,000
		19,877,400
	SPECIALTY FINANCE - 2.5%
29,000	GATX Corporation	5,138,510

	STEEL - 5.2%
6,300	Carpenter Technology Corporation	3,886,092
250,000	Cleveland-Cliffs, Inc.(a)	2,347,500
70,000	Commercial Metals Company	4,392,500
		10,626,092
	TECHNOLOGY HARDWARE - 5.5%
45,000	Avnet, Inc.	3,996,900
120,000	Knowles Corporation(a)	4,977,600
7,500	Plexus Corporation(a)	2,255,025
		11,229,525
	TECHNOLOGY SERVICES - 5.4%
450,000	Terawulf, Inc.(a)	11,115,000

	TRANSPORTATION & LOGISTICS - 2.8%
15,000	Kirby Corporation(a)	2,039,550
195,000	Navigator Holdings Ltd.	3,632,850
		5,672,400

	TOTAL COMMON STOCKS (Cost $119,625,461)	203,945,655

HODGES SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2026

Shares		Fair Value
SHORT-TERM INVESTMENT — 1.4%
MONEY MARKET FUND - 1.4%
2,913,531	First American Treasury Obligations Fund, Class X, 3.58% (Cost $2,913,531)(b)	$ 2,913,531

	TOTAL INVESTMENTS - 100.7% (Cost $122,538,992)	$ 206,859,186
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%	(1,472,597)
	NET ASSETS - 100.0%	$ 205,386,589

Ltd.	- Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2026.